              As Filed with the Securities and Exchange Commission
                              on November 22, 2002

                        Securities Act File No. 33-43446
                    Investment Company Act File No. 811-6444

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

                       Pre-Effective Amendment No.                  [ ]

                       Post-Effective Amendment No. 43              [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                              Amendment No. 43                      [X]

                        (Check appropriate box or boxes)
                         Smith Barney Investment Trust)
              -----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           125 Broad Street
          New York, New York                                      10004
        -----------------------                                 -----------
(Address of Principal Executive Offices)                        (Zip Code)


Registrant's Telephone Number, including Area Code:           (203) 890-7026

                            Christina T. Sydor, Esq.
                        Smith Barney Fund Management LLC
              -----------------------------------------------------

                            300 First Stamford Place
                               Stamford, CT 06902

                    (Name and Address of Agent for Services)
                                    Copy to:
                             Burton M. Leibert, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

[  ] immediately upon filing pursuant to paragraph (b)

[  ] on (date) pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(1)

[  ] on (date) pursuant to paragraph (a)(1)

[x ] 75 days after filing pursuant to paragraph (a)(2) [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  PROSPECTUS



            -------------------------------------------------------
                                 SMITH BARNEY
                                  VALUE FUND

            -------------------------------------------------------
       Class A, B, L and Y Shares
               , 2003



       The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


                               [LOGO] Smith Barney
                                      Mutual Funds

                 Your Serious Money. Professionally Managed./SM/

           ---------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE
           ---------------------------------------------------------

Smith Barney Value Fund

  Contents

     Investments and risks............................................  2
     More on the fund's investments...................................  5
     Management.......................................................  7
     Choosing a class of shares to buy................................  8

     Comparing the fund's classes.....................................  9
     Sales charges.................................................... 10
     More about deferred sales charges................................ 13
     Buying shares.................................................... 14
     Exchanging shares................................................ 15
     Redeeming shares................................................. 16
     Other things to know about share transactions.................... 19
     Dividends, distributions and taxes............................... 21
     Share price...................................................... 22

The fund is a separate series of Smith Barney Investment Trust, a Massachusetts business trust.



                                                      Smith Barney Mutual Funds

  Investments and risks

Investment objective

The fund seeks long-term capital growth as its primary objective. Current income is a secondary objective. The fund's investment objective is non-fundamental, and may be changed without shareholder approval.

Principal investment strategies

Key investments The fund invests primarily in U.S. equity securities of companies the manager believes are undervalued. If the manager determines that suitable equity securities are not available, the fund may invest all or a portion of its assets in short-term fixed income or money market securities in order to pursue the fund's secondary objective of income. The fund may generally invest in companies of any size and will diversify its investments over a wide variety of industries. The fund may from time to time sell short securities that the manager believes are overvalued and will decline in price. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Selection process When evaluating securities for investment, the manager performs an extensive analysis of the issuer's financial condition and business characteristics. The manager's emphasis on evaluation of the company's financial condition differs from more conventional stock selection methods such as contact with the company's management or analysis of broader economic trends. The manager's goal is to identify companies that can generate positive return while protecting against downside risk.

When evaluating an individual stock, the manager looks for:

[_]Low market valuations measured by the manager's valuation models
[_]Positive changes in earnings prospects because of factors such as:
[_] New, improved or unique products and services
[_] New or rapidly expanding markets for the company's products
[_] New management
[_] Changes in the economic, financial, regulatory or political environment particularly affecting the company
[_] Effective research, product development and marketing
[_] A business strategy not yet recognized by the marketplace
[_] Financial strength
[_] Ability to provide excess cash flow
[_] Quality of earnings


Smith Barney Value Fund

Principal risks of investing in the fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

[_]U.S. stock markets decline or perform poorly relative to other types of investments
[_]The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect
[_]An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests [_]The manager's decision to sell securities short that it believes overvalued proves to be incorrect
[_]The markets strongly favor growth stocks over stocks with value characteristics

Who may want to invest The fund may be an appropriate investment if you:

[_]Are seeking to participate in the long-term growth potential of the U.S.
   stock market
[_]Are looking for an investment with potentially greater return but higher risk than fixed income investments
[_]Are willing to accept the risks of the stock market
[_]Are investing with a longer-term investment outlook of at least 3-5 years

                                                      Smith Barney Mutual Funds

Fee table

This table sets forth the fees and expenses you will pay if you invest in fund shares.

                               Shareholder fees

   (fees paid directly from your investment) Class A Class B Class L Class Y
    Maximum sales charge (load) imposed
    on purchases (as a % of offering price)   5.00%    None   1.00%   None
    Maximum deferred sales charge (load)
    (as a % of the lower of net
    asset value at purchase or redemption)    None*   5.00%   1.00%   None

                        Annual fund operating expenses

     (expenses deducted from fund assets)  Class A Class B Class L Class Y
     Management fee
     Distribution and service (12b-1) fees  0.25%   1.00%   1.00%   None
     Other expenses
                                            -----   -----   -----   ----
     Total annual fund operating expenses
                                            =====   =====   =====   ====

* You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_]You invest $10,000 in the fund for the period shown
[_]Your investment has a 5% return each year
[_]You reinvest all distributions and dividends without a sales charge
[_]The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

                      Number of years you own your shares

                                           1 year 3 years 5 years 10 years
     Class A (with or without redemption)
     Class B (redemption at end of period)
     Class B (no redemption)
     Class L (with redemption)
     Class L (no redemption)
     Class Y (with or without redemption)


Smith Barney Value Fund

  More on the fund's investments

Foreign Investments The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Many foreign countries the fund invests in have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

Short-term investments When the manager determines that suitable equity securities are not available, the fund may invest all or a portion of its assets in short-term fixed income or money market securities in order to pursue the fund's secondary objective of income. Generally, the value of these fixed income obligations will decline if interest rates rise, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest.

Short Sales If the fund believes that an issuer's stock is overvalued and will decline in price, the fund may sell the security short and borrow the same security from a broker or other institution to complete the sale. Short sales may be considered a speculative technique and may involve risks beyond the fund's initial investment.

Derivative contracts The fund may, but need not, use derivative contracts, such as options on U.S. government securities, interest rate futures and options on interest rate futures, for any of the following purposes:

[_]To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in interest rates
[_]As a substitute for buying or selling securities
[_]As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on a fund's exposure to interest rates or exposure to changes in the value of individual securities. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates or


                                                      Smith Barney Mutual Funds
the markets for individual securities are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.


Smith Barney Value Fund

  Management

Manager The fund's manager is Smith Barney Fund Management LLC (the "Manager"), an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

        , investment officer of the manager and managing director of Salomon Smith Barney, will be responsible for the day-to-day management of the fund's
portfolio.        has more than    years of securities business experience.

Management fee For its services, the manager will receive a fee equal on an
annual basis to     % of the fund's average daily net assets.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, a distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

Transfer agent and shareholder servicing agent Citicorp Trust Bank serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and Primerica Shareholder Services to serve as the fund's sub-transfer agents (the "sub-transfer agents"). The sub-transfer agents perform certain functions including shareholder record keeping and accounting services.


                                                      Smith Barney Mutual Funds

  Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

[_]If you plan to invest regularly or in large amounts, buying Class A shares or, if you meet the minimum investment requirement, Class Y shares, may help you reduce sales charges and ongoing expenses.
[_]For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A and Class Y shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
[_]Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

[_]A broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent"). [_]The fund, but only if you are investing through certain qualified plans or
   Service Agents.

Not all classes of shares are available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                  Initial       Additional
                                            Classes                All
                                            A, B, L   Class Y    Classes
      General                               $1,000  $15 million    $50
      IRAs, Self Employed Retirement
      Plans, Uniform Gift to Minor
      Accounts                               $250   $15 million    $50
      Qualified Retirement Plans*            $25    $15 million    $25
      Simple IRAs                             $1        n/a        $1
      Monthly Systematic Investment Plans    $25        n/a        $25
      Quarterly Systematic Investment Plans  $50        n/a        $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans


Smith Barney Value Fund

  Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. Your Service Agent may receive different compensation depending upon which class you choose.

                    Class A            Class B          Class L          Class Y
Key features   .Initial sales     .No initial        .Initial sales  .No initial or
                charge             sales charge       charge is       deferred sales
               .You may qual-     .Deferred sales     lower than      charge
                ify for reduc-     charge de-         Class A        .Must invest at
                tion or waiver     clines over       .Deferred sales  least $15
                of initial sales   time               charge for      million
                charge            .Converts to        only 1 year    .Lower annual
               .Lower annual       Class A after 8   .Does not        expenses than
                expenses than      years              convert to      the other
                Class B and       .Higher             Class A         classes
                Class L            annual ex-        .Higher
                                   penses than        annual ex-
                                   Class A            penses than
                                                      Class A
-------------------------------------------------------------------------------------
Initial sales   Up to 5.00%;       None               1.00%           None
charge          reduced for
                large pur-
                chases and
                waived for
                certain invest
                ors. No
                charge for
                purchases of
                $1,000,000 or
                more
-------------------------------------------------------------------------------------
Deferred sales  1.00% on           Up to 5.00%        1.00% if you    None
charge          purchases of       charged when       redeem
                $1,000,000 or      you redeem         within 1 year
                more if you        shares. The        of purchase
                redeem             charge is re-
                within 1 year      duced over
                of purchase        time and
                                   there is no
                                   deferred sales
                                   charge after 6
                                   years
-------------------------------------------------------------------------------------
Annual          0.25% of aver-     1.00% of aver-    1.00% of aver-   None
distribution    age daily net      age daily net      age daily net
and service     assets             assets             assets
fees
-------------------------------------------------------------------------------------
Exchange        Class A shares     Class B shares    Class L shares   Class Y shares
Privilege*      of most Smith      of most Smith      of most Smith   of most Smith
                Barney funds       Barney funds       Barney funds    Barney funds
-------------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.



                                                      Smith Barney Mutual Funds

  Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends reinvested in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of Service Agent compensation that is paid out of the sales charge. This compensation includes commissions Service Agents that sell shares of the fund receive. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

                                      Sales Charge as a % of Broker/Dealer
                                      -----------------        commission
                                      Offering  Net amount     as a % of
    Amount of purchase                price (%) invested (%) offering price

    Less than $25,000                   5.00        5.26             4.50
    $25,000 but less than $50,000       4.25        4.44             3.83
    $50,000 but less than $100,000      3.75        3.90             3.38
    $100,000 but less than $250,000     3.25        3.36             2.93
    $250,000 but less than $500,000     2.75        2.83             2.48
    $500,000 but less than $1,000,000   2.00        2.04             1.80
    $1,000,000 or more                   -0-         -0-       up to 1.00*

* A distributor pays up to 1.00% to a Service Agent.

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.


Smith Barney Value Fund

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

[_]by you, or
[_]by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

[_]Employees of NASD members
[_]Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup
[_]Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.

           Year after purchase   1st 2nd 3rd 4th 5th 6th through 8th
           Deferred sales charge 5%  4%  3%  2%  1%        0%

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.


                                                      Smith Barney Mutual Funds

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

     Shares issued:        Shares issued:           Shares issued:
     At initial purchase   On reinvestment of       Upon exchange from
                           dividends and            another Smith Barney
                           distributions            fund
     Eight years after the In same proportion as    On the date the shares
     date of purchase      the number of Class B    originally acquired
     payment               shares converting is to  would have converted
                           total Class B shares you into Class A shares
                           own (excluding shares
                           issued as dividends)

Class L shares (available through certain Service Agents)
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares held by their clients.

Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can also use a letter of intent to meet this requirement by buying Class Y shares over a 13-month period. To qualify, you must initially invest at least $5,000,000.



Smith Barney Value Fund

  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

[_]Shares exchanged for shares of another Smith Barney fund
[_]Shares representing reinvested distributions and dividends
[_]Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

[_]On payments made through certain systematic withdrawal plans
[_]On certain distributions from a retirement plan
[_]For involuntary redemptions of small account balances
[_]For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.


                                                      Smith Barney Mutual Funds

  Buying shares

       Through a You should contact your Service Agent to open a bro-
   Service Agent kerage account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 [_]Class of shares being bought
                 [_]Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account
                 maintenance fee.
-------------------------------------------------------------------------------
Through the fund Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to
                 buy shares directly from the fund.

                 [_] Write the fund at the following address:
                    Smith Barney Investment Trust
                    Smith Barney Value Fund
                    (Specify class of shares)
                    c/o PFPC Global Fund Services
                    P.O. Box 9699
                    Providence, RI 02940-9699
                 [_]Enclose a check to pay for the shares. For initial
                    purchases, complete and send an account applica-
                    tion
                 [_]For more information, please call Smith Barney
                    Shareholder Services at 1-800-451-2010
-------------------------------------------------------------------------------
       Through a You may authorize a Service Agent or the applicable systematic sub-transfer agent to transfer funds automatically from investment plan (i) a regular bank account, (ii) cash held in a broker-
                 age account opened with a Service Agent or (iii) cer-
                 tain money market funds, in order to buy shares on a
                 regular basis.

                 [_]Amounts transferred should be at least: $25 monthly
                    or $50 quarterly.
                 [_]If you do not have sufficient funds in your account
                    on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee.

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.


Smith Barney Value Fund

  Exchanging shares

 Smith Barney offers You should contact your Service Agent to exchange into a distinctive family other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund in which you are help meet the exchanging into. An exchange is a taxable transaction.
    varying needs of
      both large and [_]You may exchange shares only for shares of the
     small investors    same class of another Smith Barney fund. Not all
                        Smith Barney funds offer all classes

                     [_]Not all Smith Barney funds may be offered in your
                        state of residence. Contact your Service Agent or the transfer agent for further information

                     [_]Exchanges of Class A, Class B and Class L shares are
                        subject to minimum investment requirements
                        (except for systematic investment plan exchanges), and all shares are subject to the other requirements of the fund into which exchanges are made

                     [_]If you hold share certificates, the applicable sub-
                        transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective

                     [_]The fund may suspend or terminate your exchange
                        privilege if you engage in an excessive pattern of
                        exchanges
--------------------------------------------------------------------------------
           Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
             charges
                     Your deferred sales charge (if any) will continue to be
                     measured from the date of your original purchase of
                     shares subject to a deferred sales charge. If the fund
                     into which you exchange into has a higher deferred
                     sales charge, you will be subject to that charge. If you
                     exchange at any time into a fund with a lower charge,
                     the sales charge will not be reduced.


                                                      Smith Barney Mutual Funds

------------------------------------------------------------------
By telephone If you do not have a brokerage account with a Service
             Agent, you may be eligible to exchange shares through
             the fund. You must complete an authorization form to
             authorize telephone transfers. If eligible, you may
             make telephone exchanges on any day the New York
             Stock Exchange is open. For clients of a PFS Invest-
             ments Inc. Registered Representative, call Primerica

               Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call Smith Barney Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next de-termined.

               You can make telephone exchanges only between accounts that have identical registrations.

     ---------------------------------------------------------------------
       By mail If you do not have a brokerage account, contact your Service Agent or write to the applicable sub-transfer agent at the address listed below.

       Redeeming shares

     Generally Contact your Service Agent to redeem shares of the fund.

               If you hold share certificates, the applicable sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the re-demption is effective.

               If the shares are held by a fiduciary or corporation, other documents may be required.

               Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

               If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.


Smith Barney Value Fund

     ----------------------------------------------------------------------
          By mail
                  For accounts held directly at the fund, send written re-quests to the fund at the applicable address:

                  For clients of a PFS Investments Inc. Registered Rep-resentative, write Primerica Shareholder Services at the following address:

                      Primerica Shareholder Services
                      P.O. Box 9662
                      Providence, RI 02940-9662

                  For all other investors, send your request to PFPC Global Fund Services at the following address:

                      Smith Barney Investment Trust
                      Smith Barney Value Fund
                      (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699

                  Your written request must provide the following:

                  [_]The fund name and account number
                  [_]The class of shares and the dollar amount or
                     number of shares to be redeemed
                  [_]Signatures of each owner exactly as the account is
                     registered
     ----------------------------------------------------------------------
     By telephone If you do not have a brokerage account with a Service
                  Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone re-demptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. For clients of a PFS Investments Inc. Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m.
                  (Eastern time). All other shareholders should call
                  Smith Barney Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Re-quests received after the close of regular trading on the Exchange are priced at the net asset value next de-termined.

                  Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer
                  (ACH) to a bank account designated on your author-


                                                      Smith Barney Mutual Funds
              ization form. You must submit a new authorization
              form to change the bank account designated to receive
              wire or electronic transfers and you may be asked to
              provide certain other documents. A sub-transfer agent
              may charge a fee on a wire or an electronic transfer
              (ACH).
   --------------------------------------------------------------------------
     Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly ba-
                    sis. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments are equal to or less than 1% per month of the value of your shares subject to a deferred sales charge.

         The following conditions apply:

         [_]Your shares must not be represented by certificates
         [_]All dividends and distributions must be reinvested

         For more information, contact your Service Agent or consult the SAI.


Smith Barney Value Fund

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

[_]Name of the fund
[_]Account number
[_]Class of shares being bought, exchanged or redeemed
[_]Dollar amount or number of shares being bought, exchanged or redeemed
[_]Signature of each owner exactly as the account is registered

The fund's sub-transfer agents will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor the transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

[_]Are redeeming over $50,000
[_]Are sending signed share certificates or stock powers to the applicable sub-transfer agent
[_]Instruct the applicable sub-transfer agent to mail the check to an address different from the one on your account
[_]Changed your account registration
[_]Want the check paid to someone other than the account owner(s)
[_]Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[_]Suspend the offering of shares
[_]Waive or change minimum and additional investment amounts
[_]Reject any purchase or exchange order
[_]Change, revoke or suspend the exchange privilege
[_]Suspend telephone transactions


                                                      Smith Barney Mutual Funds

[_]Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[_]Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances/Mandatory redemption If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.
For more information, contact your Service Agent, the transfer agent or consult the SAI.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made the applicable sub-transfer agents. If you hold share certificates it will take longer to exchange or redeem shares.


Smith Barney Value Fund

  Dividends, distributions and taxes

Dividends The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Unless otherwise directed, capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. The fund expects distributions to be primarily from capital gains. Alternatively, you can instruct your Service Agent, the transfer agent or the applicable sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or the applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

      Transaction                           Federal tax status
      Redemption or exchange of shares      Usually capital gain or loss;
                                            long-term only if shares owned
                                            more than one year
      Long-term capital gain distributions  Long-term capital gain
      Short-term capital gain distributions Ordinary income
      Dividends                             Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


                                                      Smith Barney Mutual Funds

  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

The fund generally values its fund securities based on market prices or quotations. In unusual circumstances, instead of valuing securities in the usual manner, the fund may value securities at fair value or estimate their value as determined in good faith by the board of directors, generally based upon recommendations provided by the manager. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the close of the New York Stock Exchange. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the applicable sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the applicable sub-transfer agent before the applicable sub-transfer agent's close of business.


Smith Barney Value Fund

[LOGO] Smith Barney
       Mutual Funds

Your Serious Money. Professionally Managed./SM/

Smith Barney
Value Fund

An investment portfolio of Smith Barney Investment Trust

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports will discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund will send only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the applicable sub--transfer agent (Primerica Shareholders Services at 1-800-544-5445 or Smith Barney Shareholder Services at
1-800-451- 2010), or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-06444)

                           _________________ ___, 2003

                       STATEMENT OF ADDITIONAL INFORMATION

                          SMITH BARNEY INVESTMENT TRUST

                             Smith Barney Value Fund

                                125 Broad Street
                            New York, New York 10004
                                 (800) 451-2010

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectus of the Smith Barney Value Fund (the "fund") dated ___________ ___, 2003, as amended or supplemented from time to time (the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders, which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, a registered representative of PFS Distributors, Inc., ("PFS"), a broker/dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent") or by writing or calling the fund at the address or telephone number above. The fund is a separate investment series of Smith Barney Investment Trust (the "trust").

TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES...................................2
INVESTMENT RESTRICTIONS.......................................................16
TRUSTEES AND EXECUTIVE OFFICERS OF THE FUND...................................18
INVESTMENT MANAGEMENT AND OTHER SERVICES......................................22
PORTFOLIO TRANSACTIONS........................................................26
PORTFOLIO TURNOVER............................................................28
PURCHASE OF SHARES............................................................28
REDEMPTION OF SHARES..........................................................38
VALUATION OF SHARES...........................................................41
EXCHANGE PRIVILEGE............................................................42
PERFORMANCE DATA..............................................................43
AFTER-TAX RETURN..............................................................45
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................46
ADDITIONAL INFORMATION........................................................51
OTHER INFORMATION.............................................................53

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments, in which the fund may invest, the investment policies and portfolio strategies the fund may utilize and certain risks associated with these investments, policies and strategies. Smith Barney Fund Management LLC ("SBFM" or the "manager") serves as investment manager to the fund.

The fund seeks to achieve its primary objective by investing in a diversified portfolio of under-valued equity securities as determined by the investment manager for the fund. If the manager determines that suitable equity securities are not available, the fund may invest all or a portion of its assets in short-term fixed income or money market securities in order to pursue the fund's secondary objective of income. The fund's investment objective is non-fundamental, and may be changed by the board of trustees of the trust without a shareholder vote.

Under normal market conditions, the majority of the fund's portfolio will consist of common stock, but it also may contain money market instruments for cash management purposes. When the manager believes that a defensive investment posture is warranted or when opportunities for capital growth do not appear attractive, the fund may temporarily invest all or a portion of its assets in short-term money market instruments, including repurchase agreements with respect to those instruments. The fund is authorized to borrow money in an amount up to 10% of its total assets for temporary or emergency purposes.

Equity Securities. The fund will invest primarily in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Preferred Stock The fund may invest in preferred stocks, which, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Convertible Securities The fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Rule 144A Securities Each Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the portfolio managers to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities. The portfolio managers, under guidelines approved by the board of trustees, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security;
(2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

When-Issued Securities, Delayed-Delivery and Forward Commitment Transactions. The fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. The fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by the fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Because of fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.

When the fund agrees to purchase when-issued or delayed-delivery securities, the fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the fund's books. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Foreign Securities. The fund may invest in securities of foreign issuers directly or in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or similar securities representing interests in the common stock of foreign issuers. Management intends to limit the fund's investment in these types of securities to 10% of the fund's net assets. ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe, which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities.

Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes, which may reduce the investment return of the fund. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability.

The Economic and Monetary Union ("EMU") EMU became effective on January 1, 1999, and became fully implemented on February 28, 2002, when a common currency (the
Euro) became the exclusive currency for European countries that met the eligibility criteria and chose to participate. The introduction of the euro for the participating countries presented unique risks and uncertainties for investors in those countries, including the fluctuation of the euro relative to non-euro currencies and whether the interest rate, tax and labor regimes of the European countries participating in the euro will converge over time. Further, the conversion of the currencies of other Economic Monetary Union countries, such as the United Kingdom, and the admission of other countries, including Central and Eastern European countries, to the Economic Monetary Union could adversely affect the euro. These or other factors may cause market disruptions and could adversely affect the value of foreign securities and currencies held by the funds.

U.S. and Foreign Taxes. The fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by the fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

Securities of Other Investment Companies. The fund may invest in securities of other investment companies to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). Presently, under the 1940 Act, the fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the fund's total assets and (iii) when added to all other investment company securities held by the fund, do not exceed 10% of the value of the fund's total assets.

To the extent the fund invests in securities of other investment companies, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders of the fund that invest in Equity Equivalents may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the fund's investments in such investment companies are subject to limitations under the 1940 Act and market availability.

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if the fund's manager deems such banks and non-bank dealers creditworthy. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the fund under the Investment Company Act of 1940, as amended (the "1940 Act").

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The fund will not lend portfolio securities to affiliates of the manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."

By lending its securities, the fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Although the generation of income is not the primary investment goal of the fund, income received could be used to pay the fund's expenses and would increase an investor's total return. The fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

Money Market Instruments. As stated in the prospectus, the fund may invest for temporary defensive purposes or when opportunities for capital growth do not appear attractive, in short-term corporate and government money market instruments. Money market instruments in which the fund may invest include: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Certificates of Deposit ("CDs") are short-term negotiable obligations of commercial banks. Time Deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the fund, depending upon the principal amounts of CDs of each bank held by the fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are generally required to, among other things, maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, SBFM will carefully evaluate such investments on a case-by-case basis.

Savings and loan associations whose CDs may be purchased by the fund are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the U.S. government. As a result, such savings and loan associations are subject to regulation and examination.

Fixed Income Securities. The fund may invest in investment grade bonds, at the time of purchase, in the four highest ratings categories by a nationally recognized securities rating organization ("NRSRO"), such as those rated Aaa, Aa, A and Baa by Moody's Investor Service, Inc. ("Moody's") or AAA, AA, A and BBB by Standard & Poor's Rating Services ("S&P"). Obligations rated in the lowest of the top four rating categories (such as Baa by Moody's or BBB by S&P) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by the fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the portfolio. In addition, it is possible that Moody's, S&P and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by the fund, although the manager will consider these events in determining whether the fund should continue to hold the securities.

Illiquid Securities. Up to 15% of the assets of the fund may be invested in illiquid securities, including (a) repurchase agreements with maturities greater than seven days, (b) futures contracts and options thereon for which a liquid secondary market does not exist, (c) time deposits maturing in more than seven calendar days and (d) securities of new and early stage companies whose securities are not publicly traded.

Options, Futures and Currency Strategies. The fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the fund. There can be no assurance that such efforts will succeed.

In order to assure that the fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the manager anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the manager believes a particular currency may decline compared to the U.S. dollar or another currency, the fund may enter into a forward contract to sell the currency the manager expects to decline in an amount approximating the value of some or all of the fund's securities denominated in that currency, or when the manager believes one currency may decline against a currency in which some or all of the portfolio securities held by the fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment manager believes the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the fund are denominated ("cross hedging"). The fund places (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the fund having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the fund's commitments with respect to such contracts.

For hedging purposes, the fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the fund or which the manager intends to include in its portfolio. The fund also may use interest rate futures contracts and options thereon to hedge against changes in the general level in interest rates.

The fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the fund is obligated as a writer. A call option written by the fund is "covered" if the fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account on the fund's books) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account on the fund's books.

The fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. If the expected changes occur, the fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the fund may lose such amounts if the prices of securities underlying the options do not move in the direction or to the extent anticipated.

Although the portfolio may not use forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs. These risks include: dependence on the manager's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or option thereon at any particular time.

Over-the-counter options in which the fund may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Options on Securities. As discussed more generally above, the fund may engage in writing covered call options. The fund may also purchase put options and enter into closing transactions. The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities when the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

The fund may write (a) in-the-money call options when the manager expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when the manager expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when the manager expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The fund expects to write options only on national securities exchanges or in the over-the-counter market. The fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The fund may realize a profit or loss upon entering into a closing transaction. In cases in which the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the fund initially paid for the original option plus the related transaction costs.

Although the fund generally will purchase or write only those options for which the manager believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of the manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by the fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although the manager will attempt to take appropriate measures to minimize the risks relating to the fund's writing of call options and purchasing of put and call options, there can be no assurance that the fund will succeed in its option-writing program.

Stock Index Options. As described generally above, the fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the fund of options on stock indexes will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts. As described generally above, the fund may invest in stock index futures contracts and options on futures contracts traded on a domestic exchange or board of trade. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. The fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The fund will enter into futures contracts and options only on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated on the fund's books to the extent required by law.

The purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the fund anticipates an increase in the price of stocks it intends to purchase at a later time, the fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the fund's not participating in a market advance. The fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract, which is returned to the fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the fund is subject to the ability of the manager to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Swaps. The fund may enter into swaps relating to indexes, currencies and equity interests of domestic and foreign issuers. A swap transaction is an agreement between the fund and a counterparty to act in accordance with the terms of the swap contract. Index swaps involve the exchange by the fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock. The fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. The fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Swaps have risks associated with them including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed

The fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with the fund receiving or paying, as the case may be, only the net amount of the two payments). Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the fund is contractually obligated to make. If the counterparty to a swap defaults, the fund's risk of loss consists of the net amount of payments that the fund is contractually entitled to receive. Where swaps are entered into for good faith hedging purposes, the manager believes such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act"), and, accordingly, will not treat them as being subject to the fund's borrowing restrictions. Where swaps are entered into for other than hedging purposes, the fund will segregate an amount of cash or liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

Index-Related Securities ("Equity Equivalents"). The fund may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include among others DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor's Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indexes. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including, to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a Fund's assets across a broad range of equity securities.

To the extent the fund invests in securities of other investment companies, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders of the fund that invests in Equity Equivalents may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the fund's investments in such investment companies are subject to limitations under the 1940 Act and market availability.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the Fund investing in such instruments.

Short Sales. If the fund anticipates that the price of a company's stock is overvalued and will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The fund may realize a profit or loss depending on whether the market price of a security decreases or increases between the date of the short sale and the date on which the fund replaces the borrowed security. Short selling is a technique that may be considered speculative and involves risks beyond the initial capital necessary to secure each transaction. Whenever the fund sells short, it is required to deposit collateral in segregated accounts to cover its obligation, and to maintain the collateral in an amount at least equal to the market value of the short position. As a hedging technique, the fund may purchase call options to buy securities sold short by the fund. Such options would lock in a future price and protect the fund in case of an unanticipated increase in the price of a security sold short by the fund.

Reverse Repurchase Agreements. The funds may enter into reverse repurchase agreements with banks or broker-dealers. A reverse repurchase agreement involves the sale of a money market instrument held by a fund coupled with an agreement by the fund to repurchase the instrument at a stated price, date and interest payment. The fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.

A fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the 1940 Act, reverse repurchase agreements may be considered to be borrowings by the seller. Entry into such agreements requires the creation and maintenance of a segregated account with the fund's custodian consisting of U.S. government securities, cash or cash equivalents.

Forward Roll Transactions. Forward roll transactions involve the risk that the market value of the securities sold by a fund may decline below the repurchase price of the securities. Although investing the proceeds of these forward roll transactions in repurchase agreements or money market instruments may provide a fund with the opportunity for higher income, this leveraging practice will increase a fund's exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these forward roll transactions that exceeds the cost of the transactions would cause a fund's net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause a fund's net asset value per share to decrease faster than would otherwise be the case.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 7 below have been adopted by the trust as fundamental policies of the fund. Under the 1940 Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the fund. Majority is defined in the 1940 Act, as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares. The remaining restrictions may be changed by a vote of a majority of the trust's board of trustees at any time.

Under the investment restrictions adopted by the trust with respect to the fund: the fund will not

1. Invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2. Invest more than 25% of its total assets in securities, the issuers of which conduct their business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3. Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques, each of which will not be considered to be "borrowings" for purposes of this limitation. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

4. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder

5. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

7. Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

8. Purchase or otherwise acquire any illiquid security except as permitted under the 1940 Act for open-end investment companies, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities.

9. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

10. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

11. Write or sell puts, calls, straddles, spreads or combinations of those transactions, except as permitted under the fund's investment objective and policies.

12. Make investments for the purpose of exercising control of management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

TRUSTEES AND EXECUTIVE OFFICERS OF THE FUND

The business and affairs of the fund are managed by the board of trustees in accordance with the laws of the Commonwealth of Massachusetts. The board elects officers who are responsible for the day-to-day operations of the fund and who execute policies authorized by the board. Under the fund's Master Trust Agreement, the board may classify or reclassify any unissued shares of the fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The board may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the fund.

The trustees and executive officers of the trust, together with information as to their principal business occupations during the past five years, are shown below. Each trustee who is an "interested person" of the fund, as defined in the 1940 Act, ("independent trustee") is indicated by an asterisk.

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                                                   Term of                                   Number of
                                                   Office                                    Portfolios
                                                     and                                      in Fund
                                  Position(s)      Length                                     Complex
     Name, Address, and            Held with      of Time      Principal Occupation (s)     Overseen by       Other Directorships
             Age                     Fund          Served*        During Past 5 Years         Trustee           Held by Trustee
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NON-INTERESTED
     TRUSTEES
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Herbert Barg                        Trustee         Since               Retired                  44                   None
1460 Drayton Lane                                   2003
Wynnewood, PA 19096
Age 79
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Dwight B. Crane                     Trustee         Since    Professor - Harvard Business        51                   None
Harvard Business School                             2003                School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 64
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Burt N. Dorsett                     Trustee         Since     President - Dorsett McCabe         28                   None
201 East 62nd Street                                2003       Capital Management Inc.;
Apt. 3C                                                       Chief Investment Officer -
New York, NY 10021                                             Leeb Capital Management,
Age 71                                                             Inc. 1999-Present
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Elliot S. Jaffe                     Trustee         Since     Chairman of The Dress Barn         28       Zweig Total Return Fund;
The Dress Barn Inc.                                 2003                 Inc.                             Zweig Fund, Inc.
Executive Office
30 Dunnigan Drive
Suffern, NY  10901
Age 75
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Stephen E. Kaufman                  Trustee         Since              Attorney                  62                   None
Stephen E. Kaufman PC                               2003
277 Park Avenue, 47th Fl
New York, New York
Age 70
------------------------------------------------------------------------------------------------------------------------------------
Joseph J. McCann                    Trustee         Since               Retired                  28                   None
200 Oak Park Place                                  2003
Suite One
Pittsburgh, PA 15243
Age 71
------------------------------------------------------------------------------------------------------------------------------------
Cornelius C. Rose, Jr.              Trustee         Since      Chief Executive Officer -         28                   None
8 McGee Road                                        2003     Performance Learning Systems
Woodstock, NY 12498
Age 69
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INTERESTED
TRUSTEES**
------------------------------------------------------------------------------------------------------------------------------------
R. Jay Gerken                      Trustee/         Since    Managing Director of Salomon       226                   None
Salomon Smith Barney               Chairman         2003         Smith Barney ("SSB");
399 Park Avenue                                                 Chairman, President and
New York, NY  10022                                           Chief Executive Officer of
Age 51                                                        SBFM. Travelers Investment
                                                               Adviser, Inc ("TIA") and
                                                              Citi Fund Management Inc.;
                                                               Director of The Travelers
                                                             Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------

* Trustees are elected until the trust's next annual meeting and until their successors are elected and qualified.
** Mr. Gerken is a trustees who is an "interested person" of the trust as defined in the 1940 Act because Mr. Gerken is an officer of SBFM and its affiliates.

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OFFICERS
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Lewis E. Daidone                  Senior Vice       Since      Managing Director of SSB;        N/A                  N/A
Salomon Smith Barney               President        2003       Director and Senior Vice
125 Broad Street                   and Chief                   President of SBFM and TIA
New York, NY 10004              Administrative
Age 44                              Officer
------------------------------------------------------------------------------------------------------------------------------------
Richard L. Peteka               Chief Financial     Since        Director and Head of           N/A                  N/A
Salomon Smith Barney              Officer and       2003         Internal Control for
125 Broad Street                   Treasurer                  Citigroup Asset Management
New York, NY 10004                                                 U.S. Mutual Fund
Age 41                                                            Administration from
                                                               1999-2002; Vice President
                                                                and Head of Mutual Fund

                                                             Administration and Treasurer
                                                              at Oppenheimer Capital from

                                                                       1996-1999
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Christina T. Sydor                 Secretary        Since      Managing Director of SSB;        N/A                  N/A
Salomon Smith Barney                                1995          General Counsel and
300 First Stamford Place                                       Secretary of SBFM and TIA
Stamford, CT 06902
Age 51
------------------------------------------------------------------------------------------------------------------------------------
Kaprel Ozsolak                    Controller        Since        Vice President of SSB          N/A                  N/A
Salomon Smith Barney                                2003
125 Broad Street
New York, NY 10004
Age 36
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For the calendar year ended December 31, 2002, the trustees beneficially owned equity securities of the funds within the dollar ranges presented in the table below:

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                                                                                  Aggregate Dollar Range of Equity Securities
                                                         Dollar Range of          in All Registered Investment Companies
                                                         Equity Securities        Overseen by Trustee in Family of Investment
           Name of Trustee                               in the  Fund             Companies
           ---------------                               -----------------        --------------------------------------------

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           Herbert Barg                                  None                     None
------------------------------------------------------------------------------------------------------------------------------------
           Dwight B. Crane                               None                     Over $100,000
------------------------------------------------------------------------------------------------------------------------------------
           Burt N. Dorsett                               None                     Over $100,000
------------------------------------------------------------------------------------------------------------------------------------
           Elliot S. Jaffe                               None                     None
------------------------------------------------------------------------------------------------------------------------------------
           Stephen E. Kaufman                            None                     None
------------------------------------------------------------------------------------------------------------------------------------
           Joseph J. McCann                              None                     None
------------------------------------------------------------------------------------------------------------------------------------
           Heath B. McLendon                             None                     Over $100,000
------------------------------------------------------------------------------------------------------------------------------------
           Cornelius C. Rose, Jr.                        None                     Over $100,000
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As of December 31, 2002, none of the independent trustees, or their immediate family members, beneficially owned or of record any securities in the manager or principal underwriter of the fund, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager or principal underwriter of the fund.

The trust has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the independent trustees of the Trust, namely Messrs. Barg, Crane, Dorsett, Jaffe, Kaufman, McCann and Rose.

In accordance with its written charter adopted by the board of trustees, the Audit Committee assists the board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the fund. It also makes recommendations to the board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the fund's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the fund, its manager and affiliates by the independent public accountants.

The Nominating Committee is charged with the duty of making all nominations for independent trustees to the board of trustees. The Nominating Committee will consider nominees recommended by the fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the trust's Secretary. The Nominating Committee did not meet during the fund's most recent fiscal year.

As of ____________ ___, 2002, the trustees and officers owned, in the aggregate, less than 1% of the outstanding shares of each of the funds. No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the funds or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $14,000 per annum plus $1000 per in-person meeting and $100 per telephonic meeting. Each trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $7,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings and for the last fiscal year the aggregate reimbursement was $0.

The following table shows the compensation paid by other Smith Barney Mutual Funds to each trustee during the fund's fiscal year ended _______________. None of the officers of the fund received any compensation from the fund for such period. The Trust does not pay retirement benefits to its trustees and officers.

                                              Total Pension or
                                                  Retirement          Compensation        Number of Funds for
                               Aggregate      Benefits Accrued     From Trust and Fund   Which Trustee Serves
                              Compensation        As part of              Complex               Within
Name of Person                 From Trust       Trust Expenses       Paid to Trustees+        Fund Complex
--------------                ------------    ----------------     -------------------   --------------------

Herbert Barg**                 $ 17,104              $0                 $116,075                            4
Alfred Bianchetti*               16,943               0                   58,900                           28
Dwight B. Crane**                15,604               0                  153,175                           51
Burt N. Dorsett**                17,033               0                   59,500                           28
Elliot S. Jaffe**                15,503               0                   58,700                           28
Stephen E. Kaufman**             17,104               0                  114,000                           62
Joseph J. McCann**               16,933               0                   59,500                           28
R. Jay Gerken*                      --                0                      --                           226
Cornelius C. Rose, Jr.**         17,033               0                   59,500                           28

*  Designates an "interested" trustee.
** Designates member of Audit Committee.

At the end of the year in which they attain age 80, Company directors are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to Trusts trustees, together with reasonable out-of-pocket expenses for each meeting attended. Trustees Emeritus may attend meetings but have no voting rights. During the Trust's last fiscal year, aggregate compensation paid to Trustees Emeritus was $0.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager - SBFM

SBFM serves as investment manager to the fund pursuant to an investment management agreement (the "Investment Management Agreement") with the trust, which was approved by the board of trustees, including a majority of trustees who are not "interested persons" of the trust or the manager. The manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup. Subject to the supervision and direction of the trust's board of trustees, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the trust. The manager bears all expenses in connection with the performance of its services. The manager also: (a) assists in supervising all aspects of the fund's operations; (b) supplies the fund with office facilities (which may be in the managers' own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges ("deferred sales charge") and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

The Management Agreement has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the fund's board of trustees or by a majority of the outstanding voting securities of the fund, and in either event, by a majority of the Independent Trustees of the fund's board with such Independent Trustees casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares. In approving the Management Agreement, the board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the advisory services expected to be provided and any additional benefits expected to be received by the manager or its affiliates in connection with providing services to the fund, compared the fees charged by the manager to those paid by similar funds or clients for comparable services, and analyzed the expenses expected to be incurred by the manager with respect to the fund. The board also considered the anticipated expense ratio of the fund in comparison to other similar funds and other factors. The board also noted information received related to manager services, and benefits potentially accruing to the manager and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the manager, as well as research services expected to be received by the manager from brokers-dealers who execute transactions on behalf of the fund. After reviewing such information, the board concluded that the approval of the Management Agreement was in the best interests of the fund. The Independent Trustees were advised by separate independent legal counsel throughout the process. The fund or the manager may terminate the Management Agreement on sixty days' written notice without penalty. The Management Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

As compensation for investment management services, the fund will pay the manager a fee computed daily and paid monthly at the annual rate of ____% of the fund's average daily net assets.

Auditors

KPMG LLP, independent auditors, 757 Third Avenue, New York, New York 10017, has been selected as the fund's independent auditor to examine and report on the fund's financial statements for the fiscal year ending ______________.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the fund.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038, serves as counsel to the trustees who are not "interested persons" of the fund.

Custodian, Transfer Agent and Sub-Transfer Agents

State Street Bank and Trust Company ("State Street"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as the custodian of the fund's assets pursuant to a custodian agreement (the "Custody Contract") with the Trust. State Street is also the custodian with respect to the custody of foreign securities held by the fund. Under the Custody Contract, State Street (i) holds and transfers portfolio securities on account of the fund, (ii) accepts receipts and makes disbursements of money on behalf of the fund, (iii) collects and receives all income and other payments and distributions on account of the fund's securities and (iv) makes periodic reports to the board of trustees concerning the fund's operations. State Street also serves as sub-administrator for the fund, pursuant to a written agreement (the "Agreement") with the manager and the fund.

Under the Agreement, State Street has agreed to oversee the computation of the fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC.

Citicorp Trust Bank (the "transfer agent"), located at 125 Broad Street, New York, New York 10004, serves as the fund's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

PFPC Global Fund Services ("PFPC" or "sub-transfer agent"), located at Exchange Place, Boston, Massachusetts 02109, serves as a sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

Code of Ethics. Pursuant to Rule 17j-1 of the 1940 Act, the trust, the manager and principal underwriter have adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. A copy of the fund's code of ethics is on file with the SEC.

Distributor

Effective _________ ___, 2003, Salomon Smith Barney, Inc., located at 388 Greenwich Street, New York, New York 10013 and PFS Distributors Inc. serve as the fund's co-distributors pursuant to a written agreement dated _________ ___, 2003 (the "Distribution Agreement") which was approved by the fund's board of trustees, including a majority of the independent trustees, on _________ ___, 2003.

The distributor may be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act") From time to time, the distributor, or PFS Distributors or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered Representatives that sell shares of each portfolio.

The distributor has entered into a selling agreement with PFS Distributors and PFS Distributors has entered into an agreement with PFS Investments giving PFS Investments the right to sell shares of the fund on behalf of the distributor. The distributor's obligation is an agency or "best efforts" arrangement under which the distributor is required to take and pay only for such shares of each portfolio as may be sold to the public. The distributor is not obligated to sell any stated number of shares. The Distribution Agreement is renewable from year to year if approved (a) by the directors or by a vote of a majority of the fund's outstanding voting securities, and (b) by the affirmative vote of a majority of directors who are not parties to the Distribution Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The Distribution Agreement provides that it will terminate if assigned, and that either party may terminate it without penalty on 60 days' written notice.

Initial Sales Charges

When the investor makes payment before the settlement date, unless otherwise noted by the investor, the payment will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's Board of Trustees has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

Distribution Arrangements. To compensate Salomon Smith Barney and PFS Distributors for the service it provides and for the expense it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The only classes of shares being offered for sale through PFSI are Class1 shares, Class A shares and Class B shares. Under the Plan, the fund pays Salomon Smith Barney or PFSI (which pays it registered representative) a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, and Class B shares. In addition, the fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the fund's average net assets attributable to the shares of the respective Class. The trust's board of trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Saloman Smith Barney and PFS Investments and amounts received under the Plan and proceeds of the deferred sales charges.

Service Fees and Distribution Fees

Saloman Smith Barney and/or PFS Distributors may incur distribution expenses for advertising, printing and mailing prospectuses, support services and overhead expenses, to Saloman Smith Barney Financial Consultants or PFS Investment Registered Representatives and for accruals for interest on the excess of Saloman Smith Barney and/or PFS Distributors expenses incurred in the distribution of the fund's shares over the sum of the distribution fees and deferred sales change received by Saloman Smith Barney and/or PFS Distributors.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan or in the distribution agreement (the "independent trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the independent trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of a fund (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

PORTFOLIO TRANSACTIONS

The manager arranges for the purchase and sale of the fund's securities and selects brokers and dealers (including Salomon Smith Barney), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The manager may select brokers and dealers that provide it with research services and may cause the fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including Salomon Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research statistical or other services to enable the manager to supplement its own research and analysis.

Decisions to buy and sell securities for the fund are made by the manager, subject to the overall supervision and review of the trust's board of trustees. Portfolio securities transactions for the fund are effected by or under the supervision of the manager. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. The manager, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The manager receives research, statistical and quotation services from several broker-dealers with which it places the fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the manager exercises investment discretion. Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The manager's fee under the management agreement is not reduced by reason of its receiving such brokerage and research services. The trust's board of trustees, in its discretion, may authorize the manager to cause the fund to pay a broker that provides brokerage and research services to the manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction. Salomon Smith Barney will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the trust's board of trustees has determined that any portfolio transaction for the fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in the manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon Smith Barney or the affiliate charges the fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules Salomon Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the board of trustees has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the kind made by the fund also may be made by those other accounts. When the fund and one or more accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund.

The fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the manager is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

Portfolio securities transactions on behalf of the fund are placed by the manager with a number of brokers and dealers, including Salomon Smith Barney. Salomon Smith Barney has advised the fund that in transactions with the fund, Salomon Smith Barney charges a commission rate at least as favorable as the rate that Salomon Smith Barney charges its comparable unaffiliated customers in similar transactions.

PORTFOLIO TURNOVER

The fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when the fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to the fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:

--------------------------------------------------------------------------------------------------------------------
                                      13.   Sales Charge
                                            ------------

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                                                                                        Dealers'  Reallowance as %
Amount of Investment           % of Offering Price          % of Amount Invested        of Offering Price
--------------------           -------------------          --------------------        -----------------
--------------------------------------------------------------------------------------------------------------------
Less than $25,000                    5.00%                         5.26%                       4.50%
--------------------------------------------------------------------------------------------------------------------
$  25,000 - 49,999                   4.25                          4.44                        3.83
--------------------------------------------------------------------------------------------------------------------
   50,000 - 99,999                   3.75                          3.90                        3.38
--------------------------------------------------------------------------------------------------------------------
   100,000 - 249,999                 3.25                          3.36                        2.93
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   250,000 - 499,999                 2.75                          2.83                        2.48
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   500,000 - 999,000                 2.00                          2.04                        1.80
--------------------------------------------------------------------------------------------------------------------
   1,000,000 or more                  0                             0                       Up to 1.00*
--------------------------------------------------------------------------------------------------------------------

* A distributor pays up to 1.00% to a Service Agent.

Purchases of Class A shares of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial Consultants or Service Agents whose clients make purchases of $1,000,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge Provisions" and "Waivers of Deferred Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions."

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to

1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions."

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount).

PFS Investments Accounts. The fund offers two Classes of shares to investors purchasing shares through PFS Investments: Class A shares and Class B shares.

Initial purchases of shares of the fund must be made through a PFS Investments Registered Representative by completing the appropriate application. The completed application should be forwarded to Primerica Shareholder Services, P.O. Box 9662, Providence, RI 02940-9662. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to Primerica Shareholder Services. In processing applications and investments, the Primerica Shareholder Services acts as agent for the investor and for PFS Investments and also as agent for the distributor, in accordance with the terms of the prospectus. If Primerica Shareholder Services ceases to act as such, a successor company named by the fund will act in the same capacity so long as the account remains open.

Primerica Shareholder Services will hold shares purchased in the shareholder's account. Share certificates are issued only upon a shareholder's written request to Primerica Shareholder Services. Primerica Shareholder Services will charge a shareholder who has insufficient funds to complete any purchase, a fee of $30 per returned purchase.

Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment Plan accounts), or $250 for an IRA or a Self-Employed Retirement Plan in the fund. Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class in the fund is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, Directors or Trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the Transfer Agent or Primerica Shareholder Services prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day.

Initial purchases of fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Registered Representative must contact Primerica Financial Services at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact Primerica Shareholder Services at (800) 544-5445 to obtain proper wire instructions.

Shareholders who establish telephone transaction authority on their account and supply bank account information will be able to make additions to their accounts at any time. Shareholders should contact Primerica Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize Primerica Shareholder Services to transfer funds from the bank account provided for the amount of the purchase. Primerica Shareholder Services will charge a shareholder who has insufficient funds to complete the transfer a fee of up to $30. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30 by Primerica Shareholder Services. Subsequent investments by telephone may not be available if the shareholder cannot reach Primerica Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular subsequent investment procedure described above.

PFS may pay its Registered Representatives an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS Investments. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

In addition, Class A shares of the fund may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the "Primerica Plan") for its participants, subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). Class A shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class A shares are also offered at net asset value to accounts opened for shareholders by PFS Investments Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than PFS, if such redemption has occurred no more than 60 days prior to the purchase of shares of the trust, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Class A shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The fund may terminate, or amend the terms of, offering shares of the fund at net asset value to such persons at any time. PFS may pay PFS Investments Registered Representatives, through whom purchases are made at net asset value, an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS. Contact Primerica Shareholder Services at (800) 544-5445 for further information and appropriate forms.

An account transcript is available at a shareholder's request, which identifies every financial transaction in an account since it has opened. Additional copies of tax forms are available at the shareholder's request.

Additional information regarding Primerica Shareholder Services may be obtained by contacting the Client Services Department at (800) 544-5445.

General

Investors may purchase shares from a Service Agent. In addition, certain investors, including qualified retirement plans purchasing through certain Service Agents, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at a sub-transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a certain unit investment trusts ("UIT") sponsored by Salomon Smith Barney, and directors/trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. A sub-transfer agent will hold shares purchased in the shareholder's account. Share certificates are issued only upon a shareholder's written request to a sub-transfer agent.

Purchase orders received by the fund or a Service Agent prior to the close of regular trading on The New York Stock Exchange ("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by a Service Agent prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Service Agent purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the

Systematic Investment Plan, Salomon Smith Barney or a sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. Salomon Smith Barney or a sub-transfer agent will charge a shareholder who has insufficient funds to complete the transfer a fee of up to $25. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Service Agent.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with Citistreet Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney mutual funds that are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $25,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney mutual funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Service Agent or the transfer agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of at least $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of at least $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Service Agent or the transfer agent for further information.

Deferred Sales Charge Provisions

"Deferred Sales Charge Shares" are: (a) Class B shares; (b) Class L shares; and
(c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the tims charge to the extent that the value of such shares represents:
(a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are deferred sales charge shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are deferred sales charge shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares--Smith Barney 401(k) and ExecChoiceTM Programs."

         Year Since Purchase Payment Was Made                  Deferred Sales Charge
----------------------------------------------------------------------------------------------------------
         First                                                 5.00%
         Second                                                4.00
         Third                                                 3.00
         Fourth                                                2.00
         Fifth                                                 1.00
         Sixth and thereafter                                  0.00
----------------------------------------------------------------------------------------------------------

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney mutual funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260

(105 shares at $12 per share). The deferred sales charge would not be applied to the amount, which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2;
(e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychex Plan") offering, Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent.

Retirement Programs Opened On or After June 21, 1996. If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or the ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996. In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. Such participating plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or the ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Retirement Programs Investing in Class B Shares: Class B shares of a fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401 (k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within 8 years of the date the participating plan first enrolled in the Smith Barney 401 (k) Program.

At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401 (k) Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the same fund. Such participating plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares of the same fund. If the participating plan elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares-Deferred Sales Charge Alternatives."

No deferred sales charge is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the sahres purchased through reinvestment of dividends or capital gain distributions, plus the current net asset vlaue of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholders Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Salomon Smith Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan; as a result of (a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability of an employee in the participating plan; (d) the attainment of age 59 1/2 by an employee in the participating plan; (e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase, plus, for Class A shares, an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge, however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to a sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.

Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

PFS Investments Accounts

Shareholders may redeem for cash some or all of their shares of the fund at any time by sending a written request in proper form directly to a sub-transfer agent, Primerica Shareholder Services, at P.O. Box 9662, Providence, RI 02940-9662. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact Primerica Shareholder Services at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.

All persons in whose names the shares are registered must sign the request for redemption. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not paid to the record owner(s) at the record address, if the shareholder(s) has had an address change within 30 days or less of the shareholder's redemption request, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

Generally, a properly completed redemption form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by Primerica Shareholder Services in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA or SEP), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check. Redemption from a 403(b)(7) account requires completion of a special form. Please call Primerica Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. Eastern Standard Time to obtain the proper forms.

A shareholder may utilize Primerica Shareholder Services Telephone Redemption service to redeem his or her account as long as they have authorized the telephone redemption option. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline the telephone transaction option on the account application. The telephone redemption option can be used only if: (a) the redemption proceeds are to be mailed to the address of record and there has been no change of address of record within the preceding 30 days; (b) the shares to be redeemed are not in certificate form; (c); the person requesting the redemption can provide proper identification information; and (d) the proceeds of the redemption do not exceed $50,000. 403(b)(7) accounts and accounts not registered in the name of an individual(s) are not eligible for the telephone redemption option. Telephone redemption requests can be made by contacting Primerica Shareholder Services at
(800) 544-5445 between 8:00 a.m. and 8:00 p.m. Eastern Standard Time any day that the NYSE is open. Telephone redemption may not be available if the shareholder cannot reach Primerica Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular redemption procedure described above.

Redemption proceeds can be sent by check to the address of record, by wire transfer to a bank account designated on the application or to a bank account designated on the application via the Automated Clearinghouse (ACH). Primerica Shareholder Services will process and mail a shareholder's redemption check usually within two to three business days after receiving the redemption request in good order. The shareholder may request the proceeds to be mailed by two-day air express for an $8 fee that will be deducted from the shareholder's account or by one-day air express for a $15 fee that will be deducted from the shareholder's account.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of the fund who own shares of the fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a fund who wish to participate in the Withdrawal Plan and who hold their shares of the fund in certificate form must deposit their share certificates with a sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through a sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by a sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact their Service Agent.

Additional Information Regarding Telephone Redemption And Exchange Program

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) day's prior notice to shareholders.

VALUATION OF SHARES

The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the trust in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's board of trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's board of trustees. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's board of trustees.

Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which The New York Stock Exchange, Inc. (the "NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days, which are not business days in New York, and days on which a Fund's net asset value is not calculated. As a result, calculation of a Fund's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service as of 12:00 noon (Eastern time). If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith Barney mutual funds may exchange all or part of their shares for shares of the same Class of other Smith Barney mutual funds, on the basis of relative net asset value per share at the time of exchange as follows:

     A. Class A and Class Y shares of the fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney mutual funds.

     B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the fund exchanged for Class B shares of another Smith Barney mutual fund will be subject to the higher applicable deferred sales charge of the two funds and, for purposes of calculating deferred sales charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

     C. Class L shares of any fund may be exchanged without a sales charge. For purposes of deferred sales charge applicability, Class L shares of the fund exchanged for Class C shares of another Smith Barney mutual fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.The exchange privilege enables shareholders in any Smith Barney mutual fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service Agent.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable deferred sales charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding Exchanges. The fund is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to the fund and its shareholders. Accordingly, if the fund's management in its sole discretion determines that an investor is engaged in excessive trading, the fund, with or without prior notice, may temporarily or permanently terminate the availability to that investor of fund exchanges, or reject in whole or part any purchase or exchange request with respect to such investor's account. Such investors also may be barred from purchases and exchanges involving other funds in the Smith Barney Mutual Fund family. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. The fund may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, the fund will take no other action with respect to the shares until it receives further instructions from the investor. The fund's policy on excessive trading applies to investors who invest in the fund directly or through Service Agents, but does not apply to any systematic investment plans described in the prospectus.

During times of drastic economic or market conditions, the fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

PERFORMANCE DATA

From time to time, the fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the fund. These figures will be based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this SAI, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The fund also may include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

From time to time, the trust may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders. The trust may include comparative performance information in advertising or marketing the fund's shares. Such performance information may be included in the following industry and financial publications - Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any Class, it will also disclose such information for the other Classes.

Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                      P(1 + T)/n/ = ERV

       Where: P     =   a hypothetical initial payment of $1,000.

              T     =   average annual total return.

              n     =   number of years.

              ERV   =   Ending Redeemable Value of a hypothetical $1,000
                        investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period
                        (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.

Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

                                     ERV - P
                                     -------
                                        P

       Where: P     =   a hypothetical initial payment of $10,000.

              ERV   =   Ending Redeemable Value of a hypothetical $10,000
                        investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period
                        (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

AFTER-TAX RETURN

From time to time the fund may include after-tax performance information in advertisements. To the extent the fund includes such information, it will be computed according to the following formulas:

Average Annual Total Return (After Taxes on Distributions)

       P(1 + T)n = ATVD

    Where: P     =   a hypothetical initial payment of $1,000.
           T     =   average annual total return (after taxes on distributions).
           n     =   number of years.
           ATVD  =   ending value of a hypothetical $1,000 investment made at
                     the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

Average Annual Total Return (After Taxes on Distributions and Redemptions)


    P(1 + T)n = ATVDR

    Where: P     =   a hypothetical initial payment of $1,000.
           T     =   average annual total return (after taxes on distributions
                     and redemption).
           n     =   number of years.
           ATVDR =   ending value of a hypothetical $1,000 investment made at
                     the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions and redemption.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The fund's policy is to distribute its net investment income and net realized capital gains, if any, annually. The fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary and capital gains realized, in order to avoid a federal excise tax liability.

If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or deferred sales charge. A shareholder may change the option at any time by notifying his Service Agent. Shareholders whose accounts are held directly at a sub-transfer agent should notify a sub-transfer agent in writing, requesting a change to this reinvest option.

The per share dividends on Class B and Class L shares of the fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of the fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

Taxes

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of the fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, both of, which are subject to change.

The Fund and Its Investments

The fund intends to continue to qualify to be treated as a regulated investment company during each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of the sum of its investment company taxable income (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed to its shareholders in compliance with the Code's timing and other requirements, but will be subject to tax at regular corporate rates on any taxable income or gain it does not distribute.

The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. Moreover, if the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, the fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e. the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the fund may make a mark-to-market election that will result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal Revenue Service (the "IRS"). By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any such excess annually to its shareholders. However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realized-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period. If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 30% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes - Taxation of United States Shareholders - Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

ADDITIONAL INFORMATION

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The trust offers shares of beneficial interest of six separate funds with a par value of $.001 per share. The fund offers shares of beneficial interest currently classified into four Classes - A, B, L and Y. Each Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

The Master Trust Agreement of the fund permits the trustees of the fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share. Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

The trust was organized as an unincorporated Massachusetts business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-Term Trust. On August 16, 1995, the Trust's name was changed to Smith Barney Investment Trust.

Annual and Semi-Annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Service Agent or the transfer agent.

OTHER INFORMATION

Styles of Fund Management: In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

         Classic Series  - our portfolio manager driven funds
         Our Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

         Premier Selections Series - our best ideas, concentrated funds
         We offer a series of Premier Selections funds managed by several of our most experienced and proven managers. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

         Research Series - driven by exhaustive fundamental securities analysis Built on a foundation of substantial buy-side research under the direction of our Citigroup Asset Management colleagues, our Research funds focus on well-defined industries, sectors and trends.

         Style Pure Series - our solution to funds that stray
         Our Style Pure Series funds are the building blocks of asset allocation. The funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.

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                                       SMITH BARNEY
                                       INVESTMENT TRUST



                                       Value Fund









                                                ___________ __, 2003














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SMITH BARNEY INVESTMENT TRUST
125 Broad Street
New York, NY 10004

                                                  SALOMON SMITH BARNEY
                                                  --------------------
                                                  A Member of Citigroup [Symbol]

                                     PART C

                                OTHER INFORMATION

Item 23.   Exhibits

Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A (the Registration Statement) as filed with the Securities and Exchange Commission (SEC) on October 21, 1991 (File Nos. 33-43446 and 811-6444).


(a) (1) Registrant's Master Trust Agreement dated October 17, 1991 and Amendments to the Master Trust Agreement dated November 21, 1991 and July 30,1993, respectively, are incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed on January 28, 1994 (Post-Effective Amendment No. 4).


     (2) Amendments to the Master Trust Agreement dated October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to the Registration Statement filed on Form N-14 on January 6, 1995 (the N-14).

     (3) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on August 29, 1995 (Post-Effective Amendment No. 9).

     (4) Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post Effective Amendment No. 18 to the Registration Statement filed on March 30, 1998 (Post-Effective Amendment No. 18).

     (5) Amendment No. 1 to the First Amended and Restated Master Trust Agreement dated June 1, 1998 is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on June 26, 1998.

     (6) Amendment No. 2 to the First Amended and Restated Master Trust Agreement dated October 16, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration Statement filed on November 12, 1998.

     (7) Amendment No. 3 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on April 25, 2000 (Post-Effective Amendment No. 29).

     (8) Amendment No. 4 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on August 16, 2000 (Post-Effective Amendment No. 30).

     (9) Amendment No. 5 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 30.

     (10) Amendment No. 6 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 30.

     (11) Amendment No. 7 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 40.

     (12) Amendment No. 8 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 40.

     (13) Amendment No. 9 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 41 filed on July 19, 2002 (Post Effective Amendment No. 41).

(b) Registrant's by-laws are incorporated by reference to the Registration Statement.

(c) (1) Registrant's form of stock certificate for Smith Barney S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on December 29, 1997.

     (2) Registrant's form of stock certificate for Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post-Effective Amendment No.17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).

     (3) Registrant's form of stock certificate for Smith Barney Mid Cap Blend Fund is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on January 28, 1999 (Post-Effective Amendment No. 22).

(d) (1) Investment Advisory Agreement between the Registrant and Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement filed on December 1, 1993 (Post-Effective Amendment No. 3).

     (2) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund, Greenwich Street Advisors and Mutual Management Corp. is incorporated by reference to the N-14.

     (3) Form of Transfer of Investment Advisory Agreement for Smith Barney Limited Maturity Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Limited Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed on January 27, 1995 (Post-Effective Amendment No. 6).

     (4) Form of Investment Advisory Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and Travelers Investment Management Company dated

     December 11, 1997 is incorporated by reference to Post Effective Amendment No. 15 to the Registration Statement filed on December 12, 1997.

     (5) Form of Investment Management Agreement between the Registrant on behalf of Smith Barney Large Capitalization Growth Fund and Mutual Management Corp.("MMC") (f/k/a Smith Barney Mutual Funds Management Inc.) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on February 20,1998 (Post-Effective Amendment No. 17).

     (6) Form of Investment Management Agreement between Smith Barney Mid Cap Blend Fund and MMC is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on February
     20,1998(Post-Effective Amendment No. 17).

(e) (1) Distribution Agreement between the Registrant and Smith Barney Shearson Inc. dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 3.

     (2) Form of Distribution Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

     (3) Distribution Agreement between the Registrant and CFBDS, Inc. dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration Statement Filed on November 12, 1998.

     (4) Selling Group Agreement between CFBDS Inc. and Salomon Smith Barney is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on March 30, 1999 (Post-Effective Amendment No. 24).

     (5) Form of Third Party Feeder Agreement between the Registrant, CFBDS Inc. and Barclays Global Fund Advisors on behalf of the Smith Barney U.S. 5000 Index Fund and EAFE Index Fund is incorporated by reference to Post-Effective Amendment No. 29.

     (6) Form of Distribution Agreement with Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No.30.

     (7) Form of Distribution Agreement with PFS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 30.

     (8) Form of Third Party Feeder Agreement between the Registrant, Salomon Smith Barney Inc. and Master Investment Portfolio on behalf of the U.S. 5000 Index Fund and EAFE Index Fund is incorporated by reference to Post-Effective Amendment No. 30.


(f)  Not Applicable.

(g) (1) Form of Custody Agreement with PNC Bank, National Association, is incorporated by reference to Post-Effective Amendment No. 9.

     (2) Form of Custodian Agreement with Investors Bank & Trust Company is incorporated by reference to Post-Effective Amendment No. 29.

     (3) Form of Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated June 29, 2001, is incorporated by reference to Post-Effective Amendment No. 40.

(h) (1) Administration Agreement between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Advisers, Inc. (SBA) is incorporated by reference to the N-14.

     (2) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund and SBA is incorporated by reference to Post-Effective Amendment No. 6.

     (3) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and MMC is incorporated by reference to Post Effective Amendment No. 15.

     (4) Transfer Agency Agreement with First Data Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 3.


     (5) Form of Sub-Transfer Agency Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment No. 10.

     (6) Form of Administration Agreement between the Registrant on behalf of Smith Barney U.S. 5000 Index Fund ("U.S. 5000 Index Fund") and SSB Citi Fund Management LLC ("SSB Citi") is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement filed on October 13, 1999 (Post-Effective Amendment No. 26).

     (7) Form of Administration Agreement between the Registrant on behalf of Smith Barney EAFE Index Fund ("EAFE Index Fund") and SSB Citi is incorporated by reference to Post-Effective Amendment No. 26.

     (8) Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citi Fiduciary Trust Company f/k/a Smith Barney Private Trust Company) is incorporated by reference to Post-Effective Amendment No. 30.

     (9) Sub-Transfer Agency Agreement dated October 1, 1999 between Citi Fiduciary Trust Company (f/k/a Smith Barney Private Trust Company) and First Data Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 30.


(i) (1) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on December 6, 1991.

     (2) Legal Counsel's consent is incorporated by reference to Post-Effective Amendment No. 24.

(j) Auditor's consent is incorporated by reference to Post-Effective Amendment No. 40.

(k)  Not Applicable.

(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

(m) (1) Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

     (2) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

     (3) Form of Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index Fund is incorporated by reference to Post Effective Amendment No. 15.

     (4) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post Effective Amendment No. 17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).

     (5) Form of Amended and Restated Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Funds is incorporated by reference to Post-Effective Amendment No. 22.

     (6) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the U.S. 5000 Index Fund and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

     (7) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the EAFE Index Fund and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

     (8) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of Registrant is incorporated by reference to Post-Effective Amendment No. 30.

     (9) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 41.

1130205.3

     (10) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity New York Municipals Fund and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 42.

(n)  Not Applicable.

(o) (1) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment No. 10.

     (2) Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 22.

     (3) Amended Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 42.

(p) Code of Ethics is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement filed on March 27, 2000 (Post-Effective Amendment No. 27).

Item 24. Persons Controlled by or Under Common Control with Registrant

     Not Applicable.

Item 25. Indemnification
         ---------------

     The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 26(a). Business and Other Connections of Investment Adviser
            ----------------------------------------------------

     Investment Adviser - Smith Barney Fund Management LLC ("SBFM" was incorporated in March 1968 under the laws of the State of Delaware.

     On September 21, 1999, SBFM was converted into a Delaware Limited Liability Company. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (formerly known as Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1968.

     SBFM serves as the Investment Adviser and Administrator for Smith Barney Intermediate Maturity California Fund and Smith Barney Intermediate Maturity New York Fund. and Investment Manager for Smith Barney Large Capitalization Growth Fund and Smith Barney Mid Cap Core Fund (f/k/a Smith Barney Mid Cap Blend Fund).

     SBFM also serves as the administrator to the Smith Barney S&P 500 Index
Fund.

     The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act (SEC File No. 801-8314).

     Investment Adviser - Travelers Investment Management Company. (TIMCO). TIMCO serves as the investment adviser for Smith Barney S&P 500 Index Fund pursuant to a written agreement (the Advisory Agreement). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Holdings, which in turn is a wholly owned subsidiary of Citigroup.

     TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers Act) since 1971 and has, through its predecessors, been in the investment counseling business since 1967.

     The list required by this Item 26 of the officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No.801-07212).

Item 27. Principal Underwriters
         ----------------------

     (a) Salomon Smith Barney Inc., the Registrant's distributor, is the distributor for Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, Citi Premium Liquid Reserves, Citi Premium U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Tax Free Reserves, and Citi Institutional Cash Reserves. Salomon Smith Barney Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.


     Salomon Smith Barney Inc. is also the distributor for the following funds:
Salomon Brothers New York Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, Salomon Brothers Mid Cap Fund, Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney International Large Cap Fund, Smith Barney Capital Preservation Fund, Smith Barney Capital Preservation Fund II, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Investment Series, Consulting Group, Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Real Estate Income Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity

Fund, Salomon Brothers 2008 Worldwide Income Fund, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

PFS Distributors, Inc. ("PFS Distributors"), a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Allocation Series Inc., Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.


     (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

     The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

     (c) Not applicable.

Item 28. Location of Accounts and Records
         --------------------------------

         (1) Smith Barney Investment Trust
             125 Broad Street
             New York, New York 10004

         (2) With respect to the Registrant's Manager and Administrator:
             Smith Barney Fund Management LLC
             399 Park Avenue
             New York, New York 10022

          (3) With respect to the Registrant's Investment Adviser:
              Smith Barney S&P 500 Index Fund:
              Travelers Investment Management Company
              100 First Stamford Place
              Stamford, CT 06902-6732

          (4) With respect to the Registrant's Custodian:
              State Street Bank and Trust Company
              225 Franklin Street
              Boston, Massachusetts 02110

          (5) With respect to the Registrant's Transfer Agent:
              Citicorp Trust Bank, fsb. (f/k/a Travelers Bank & Trust, fsb) 125 Broad Street
              New York, New York 10004

          (6) With respect to the Registrant's Sub-Transfer Agents:
              PFPC Global Fund Services
              P.O. Box 9699
              Providence, Rhode Island 02940-9699

              Primerica Shareholders Services
              P.O. Box 9699
              Providence, Rhode Island 02940


          (7) With respect to the Registrant's Distributors:
              Salomon Smith Barney Inc.
              388 Greenwich Street New York, New York 10013

              PFS Distributors, Inc.
              P.O. Box 9699
              Providence, Rhode Island 02940-9662


Item 29. Management Services
         --------------------

         Not applicable.

Item 30. Undertakings
         ------------

         Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 22nd day of November, 2002.

                          SMITH BARNEY INVESTMENT TRUST

                          /s/R. Jay Gerken
                          ------------------------
                          R. Jay Gerken,
                          Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated. Signature Title Date

Signature                                               Title                           Date
---------                                               -----                           ----
/s/R. Jay Gerken                                 Chairman of the Board, (Chief      November 22, 2002
------------------------------------             Executive Officer and President)
R. Jay Gerken                                    Treasurer

/s/Richard Peteka                                (Chief Financial Accounting        November 22, 2002
------------------------------------             Officer)
Richard Peteka

/s/Herbert Barg*                                 Trustee                            November 22, 2002
------------------------------------
Herbert Barg

/s/Alfred J. Bianchetti*                         Trustee                            November 22, 2002
------------------------------------
Alfred J. Bianchetti

/s/Dwight B. Crane*                              Trustee                            November 22, 2002
------------------------------------
Dwight B. Crane

/s/Burt N. Dorsett*                              Trustee                            November 22, 2002
------------------------------------
Burt N. Dorsett


/s/Elliot S. Jaffe*                              Trustee                            November 22, 2002
------------------------------------
Elliot S. Jaffe

/s/Stephen E. Kaufman*                           Trustee                            November 22, 2002
------------------------------------
Stephen E. Kaufman

/s/Joseph J. McCann*                             Trustee                            November 22, 2002
------------------------------------
Joseph J. McCann

/s/Cornelius C. Rose, Jr. *                      Trustee                            November 22, 2002
------------------------------------
Cornelius C. Rose, Jr.



---------------------------------------------------------------------
* Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 27, 2002.

/s/ R. Jay Gerken
-----------------
R. Jay Gerken

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below, hereby makes, constitutes and appoints R. Jay Gerken, Christina T. Sydor, Lewis
E. Daidone, Richard L. Peteka, Thomas C. Mandia and Michael Kocur, and each and any one of them, his or her true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as a Director or Trustee of the Greenwich Street Series Fund, Smith Barney Appreciation Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Investment Trust, Smith Barney Massachusetts Municipals Fund, Smith Barney Oregon Municipals Fund and Smith Barney Sector Series Inc., all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement, and any other documents relating or ancillary thereto, including but not limited to, all documents relating to filings with the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (collectively, the "Acts"), and the rules and regulations promulgated thereunder, including any registration statements (including pre-effective and post-effective amendments thereto) on Form N-1A or Form N-2 required to be filed with the SEC pursuant to the Acts.

All past acts of the attorney-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument. This power of attorney shall be valid for the date hereof until revoked by me.

IN WITNESS WHEREOF, I have executed this instrument as of the 27th day of September 2002.


/s/Herbert Barg                                      /s/Elliot S. Jaffe
----------------                                     ------------------
Herbert Barg                                         Elliot S. Jaffe

/s/Alfred J. Bianchetti                              /s/Stephen E. Kaufman
-----------------------                              ---------------------
Alfred J. Bianchetti                                 Stephen E. Kaufman

/s/Dwight B. Crane                                   /s/Joseph J. McCann
------------------                                   -------------------
Dwight B. Crane                                      Joseph J. McCann

/s/Burt N. Dorsett                                   /s/Cornelius C. Rose, Jr.
------------------                                   --------------------------
Burt N. Dorsett                                      Cornelius C. Rose, Jr.